OTHER CURRENT ASSETS	12 Months Ended
Dec. 31, 2023
OTHER CURRENT ASSETS:
OTHER CURRENT ASSETS	7. OTHER CURRENT ASSETS

As at	December 31, 2023	December 31, 2022
Prepaid expenses	$14,604	$11,180
Income tax recoverable	5,113	718
Other	106	123
Other current assets	$19,823	$12,021